PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

6.           PREPAID EXPENSES AND OTHER ASSETS

	December 31,
	2017	2018
	$	$

Current:
Deferred channel costs	39,107	71,707
Employee loans and advances	4,295	2,394
Other receivables	92,527	171,459
Prepaid cost of revenue, sales and marketing expense and others	22,565	23,669
Security deposits	1,755	2,144
Tax receivable	24,409	41,014
Others	1,523	–

	186,181	312,387

Non-current:
Deferred channel costs	22,665	29,956
Other receivables	2,000	7,852
Prepaid licensing fee	4,603	56
Prepayment for purchase of property and equipment	5,753	11,857
Security deposits	10,892	19,344
Others	384	–

	46,297	69,065